SUPPLEMENT DATED NOVEMBER 8, 2004 TO
                              VINTAGE LIFE CONTRACT PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

                                   APPENDIX C

                           HYPOTHETICAL ILLUSTRATIONS

The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect (i) the monthly deduction of 0.0166667% for the first ten years following the Initial Premium for premium taxes, (ii) the mortality and expense risk charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. This charge is deducted monthly. The current administrative expense charge is 0.00%. The guaranteed administrative expense charge is 0.40%. This charge is deducted daily. Both charges are deducted pro rata from each of the Investment Options.

The current and guaranteed mortality and expense risk charge is 0.90% if the Average Net Growth Rate in the previous Policy Year is less than 6.50%, and 0.75% if the Average Net Growth Rate in the previous Policy Year is at least 6.50%.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0% and 6% correspond to approximate net annual rates of -2.18% and 3.82%, respectively, on a current and guaranteed basis. The illustrated gross annual investment rate of return of 12% corresponds to an approximate net annual rate of return of 9.82% in the first Policy Year, and 9.97% thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.














L-24431

                                                               VINTAGE LIFE
                                          MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                                        LEVEL DEATH BENEFIT OPTION
                                              HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male, Issue Age 60                                                                                             Face Amount: $230,000
Non-Smoker                                                                                                  Single Premium:  $90,000

             TOTAL              DEATH BENEFIT*                       CASH VALUE*                       CASH SURRENDER VALUE*
           PREMIUMS    -------------------------------     --------------------------------    -------------------------------------
            WITH 5%        0%         6%         12%           0%         6%          12%           0%           6%            12%
  YEAR     INTEREST     (-2.18%)   (3.82%)    (9.82%)#      (-2.18%)    (3.82%)    (9.82%)#      (-2.18%)      (3.82%)      (9.82%)#
--------  -----------  -------------------------------     --------------------------------    -------------------------------------
   1         94,500     230,000   230,000      230,000       86,541     91,911       97,282        79,791        85,161       90,532
   2         99,225     230,000   230,000      230,000       83,032     93,812      105,389        76,282        87,062       98,639
   3        104,186     230,000   230,000      230,000       79,427     95,666      114,253        73,127        89,366      107,953
   4        109,396     230,000   230,000      230,000       75,700     97,457      123,960        69,400        91,157      117,660
   5        114,865     230,000   230,000      230,000       71,827     99,170      134,615        65,977        93,320      128,765
   6        120,609     230,000   230,000      230,000       67,742    100,757      146,316        62,342        95,357      140,916
   7        126,639     230,000   230,000      230,000       63,458    102,237      159,235        58,958        97,737      154,735
   8        132,971     230,000   230,000      230,000       58,894    103,553      173,524        55,294        99,953      169,924
   9        139,620     230,000   230,000      230,000       54,064    104,724      189,411        51,364       102,024      186,711
  10        146,601     230,000   230,000      240,226       48,922    105,723      207,091        48,922       105,723      207,091
  15        187,104     230,000   230,000      350,799       14,596    106,797      327,850        14,596       106,797      327,850
  20        238,797           0   230,000      546,621            0     90,133      520,591             0        90,133      520,591
  25        304,772           0   230,000      861,388            0     30,096      820,370             0        30,096      820,370
  30        388,975           0         0    1,341,801            0          0    1,277,906             0             0    1,277,906
  35        496,441           0         0    2,022,357            0          0    2,002,334             0             0    2,002,334
  40        633,599           0         0    3,220,383            0          0    3,220,383             0             0    3,220,383


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

# 9.82% is increased to 9.97% in years 2 and thereafter due to a reduction in the mortality and expense risk charge.
* Net Interest Rates are shown in parenthesis.

                                                               VINTAGE LIFE
                                          MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                                        LEVEL DEATH BENEFIT OPTION
                                            HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Male, Issue Age 60                                                                                             Face Amount: $230,000
Non-Smoker                                                                                                  Single Premium:  $90,000

             TOTAL              DEATH BENEFIT*                        CASH VALUE*                         CASH SURRENDER VALUE*
           PREMIUMS    --------------------------------     ---------------------------------   ------------------------------------
            WITH 5%        0%         6%          12%           0%         6%          12%          0%            6%          12%
 YEAR      INTEREST     (-2.18%)    (3.82%)    (9.82%)#      (-2.18%)    (3.82%)    (9.82%)#     (-2.18%)      (3.82%)      (9.82%)#
-------  ----------    --------------------------------     ---------------------------------   ------------------------------------
  1         94,500     230,000    230,000      230,000       85,496     90,850       96,206       78,746        84,100        89,456
  2         99,225     230,000    230,000      230,000       80,793     91,521      103,049       74,043        84,771        96,299
  3        104,186     230,000    230,000      230,000       75,847     91,975      110,466       69,547        85,675       104,166
  4        109,396     230,000    230,000      230,000       70,606     92,170      118,525       64,306        85,870       112,225
  5        114,865     230,000    230,000      230,000       65,014     92,060      127,316       59,164        86,210       121,466
  6        120,609     230,000    230,000      230,000       59,017     91,602      136,953       53,617        86,202       131,553
  7        126,639     230,000    230,000      230,000       52,554     90,745      147,577       48,054        86,245       143,077
  8        132,971     230,000    230,000      230,000       45,559     89,434      159,362       41,959        85,834       155,762
  9        139,620     230,000    230,000      230,000       37,949     87,599      172,516       35,249        84,899       169,816
 10        146,601     230,000    230,000      230,000       29,610     85,144      187,295       29,610        85,144       187,295
 15        187,104           0    230,000      313,395            0     58,447      292,893            0        58,447       292,893
 20        238,797           0          0      484,980            0          0      461,886            0             0       461,886
 25        304,772           0          0      756,262            0          0      720,249            0             0       720,249
 30        388,975           0          0    1,158,796            0          0    1,103,616            0             0     1,103,616
 35        496,441           0          0    1,724,324            0          0    1,707,252            0             0     1,707,252
 40        633,599           0          0    2,745,799            0          0    2,745,799            0             0     2,745,799


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

# 9.82% is increased to 9.97% in years 2 and thereafter due to a reduction in the mortality and expense risk charge.
* Net Interest Rates are shown in parenthesis.